Note 9 - Derivative Instruments - Summary of Forward Sales Contracts (Details) oz in Thousands, lb in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($) lb oz $ / £	Dec. 31, 2025 USD ($) $ / $	Dec. 31, 2025 USD ($) lb	Dec. 31, 2025 USD ($) $ / £	Dec. 31, 2025 USD ($) oz	Dec. 31, 2024 oz $ / oz
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass	10,000				9,672
Assets Needed for Immediate Settlement, Aggregate Fair Value | $	$ 50	$ 50	$ 50	$ 50	$ 50
Silver 2024 Settlements For Provisional Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass						1,535
Underlying, Derivative Mass | $ / oz						31.46
Silver 2026 Settlements For Provisional Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass	400				2,120
Silver 2026 Settlements For Provisional Sales [Member] | Maximum [Member]
Derivative [Line Items]
Assets Needed for Immediate Settlement, Aggregate Fair Value | $	$ 75.71	63.43	63.43	63.43	$ 63.43
Silver 2026 Settlements For Provisional Sales [Member] | Minimum [Member]
Derivative [Line Items]
Assets Needed for Immediate Settlement, Aggregate Fair Value | $	$ 48.67	$ 49.78	$ 49.78	$ 49.78	$ 49.78
Gold 2026 Settlements For Provisional Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass	1				0
Gold 2026 Settlements For Provisional Sales [Member] | Maximum [Member]
Derivative [Line Items]
Assets Needed for Immediate Settlement, Aggregate Fair Value | $	$ 5,425
Gold 2026 Settlements For Provisional Sales [Member] | Minimum [Member]
Derivative [Line Items]
Assets Needed for Immediate Settlement, Aggregate Fair Value | $	$ 5,125
Zinc 2026 Settlements for Provisional Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass | lb	13,173		18,850
Underlying, Derivative Mass	1.33	1.37		1.37
Lead 2026 Settlements For Provisional Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass | lb	15,653		13,117
Underlying, Derivative Mass | $ / £	1.04			1.05
Gold 2024 Settlements For Provisional Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass						2
Underlying, Derivative Mass | $ / oz						2,673
Zinc 2024 Settlements for Provisional Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass						20,834
Underlying, Derivative Mass | $ / oz						1.4
Zinc 2024 Settlements for Forecasted Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass						59,194
Underlying, Derivative Mass | $ / oz						1.39
Zinc 2025 Settlements for Forecasted Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass						6,283
Underlying, Derivative Mass | $ / oz						1.41
Zinc 2026 Settlements For Forecasted Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass | lb	40,234		53,407
Underlying, Derivative Mass | $ / £	1.32			1.33
Zinc 2027 Settlements For Forecasted Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass | lb	45,636		23,810
Underlying, Derivative Mass | $ / £	1.4			1.36
Lead 2024 Settlements for Provisional Sales[Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass						14,661
Underlying, Derivative Mass | $ / oz						0.97
Lead 2024 Settlements for Forecasted Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass						47,840
Underlying, Derivative Mass | $ / oz						0.99
Lead 2025 Settlements for Forecasted Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass						52,911
Underlying, Derivative Mass | $ / oz						1.03
Lead 2026 Settlements For Forecasted Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass | lb	24,912		42,108
Underlying, Derivative Mass | $ / £	1			1.02
Lead 2027 Settlements For Forecasted Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass | lb			0
Underlying, Derivative Mass | $ / £	0
Silver 2026 Settlements For Forecasted Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass	350				800
Silver 2026 Settlements For Forecasted Sales [Member] | Maximum [Member]
Derivative [Line Items]
Assets Needed for Immediate Settlement, Aggregate Fair Value | $	$ 58.25	$ 55.7	$ 55.7	$ 55.7	$ 55.7
Silver 2026 Settlements For Forecasted Sales [Member] | Minimum [Member]
Derivative [Line Items]
Assets Needed for Immediate Settlement, Aggregate Fair Value | $	$ 35.33	34.29	34.29	34.29	$ 34.29
Gold 2026 Settlements For Forecasted Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass	0				4
Gold 2026 Settlements For Forecasted Sales [Member] | Maximum [Member]
Derivative [Line Items]
Assets Needed for Immediate Settlement, Aggregate Fair Value | $	$ 0	4,840	4,840	4,840	$ 4,840
Gold 2026 Settlements For Forecasted Sales [Member] | Minimum [Member]
Derivative [Line Items]
Assets Needed for Immediate Settlement, Aggregate Fair Value | $	$ 0	$ 3,000	$ 3,000	$ 3,000	$ 3,000